Income (loss) per share (Details) - Schedule of income (loss) per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income (loss) per share [Abstract]
Net income (loss) for the year (in Dollars)	$ 289,345	$ (5,190,713)
Net income (loss) per share - basic (in Dollars per share)	$ 0.01	$ (0.44)
Net income (loss) per share - diluted (in Dollars per share)	$ 0.01	$ (0.44)
Weighted average number of shares outstanding - basic	21,781,806	11,715,524
Dilutive effect of stock options and warrants	638,914
Weighted average number of shares outstanding - diluted	22,420,720	11,715,524